Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Intangible Assets
11.	INTANGIBLE ASSETS

The carrying amounts of each class of intangible assets were as follows:

	December 31 2018	March 31 2019
Licenses	$23,073,400	$23,073,400
Computer software	7,192	5,780

	$23,080,592	$23,079,180

For the three months ended March 31, 2018

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895

Balance at March 31, 2018	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	1,468	1,468

Balance at March 31, 2018	$—	$30,991	$30,991

For the three months ended March 31, 2019

	Licenses	Computer Software	Total
Cost

Balance at January 1, 2019 and March 31, 2019	$23,073,400	$43,070	$23,116,470

Accumulated amortization

Balance at January 1, 2019	$—	$35,878	$35,878
Amortization expenses	—	1,412	1,412

Balance at March 31, 2019	$—	$37,290	$37,290

The intangible assets, namely licenses, include the acquisitions in August 2016 of ASLAN005 from Exploit Technologies Pte. Ltd. and in January 2018 of exclusive and worldwide rights to develop, manufacture and commercialize varlitinib from Array Biopharma Inc., respectively. The information related to these license agreements is further disclosed in Note 16.

As of December 31, 2018 and March 31, 2019, the aforementioned intangible assets were not amortized since they were not yet available for use. Instead they would be tested for impairment, by comparing the recoverable amounts with the carrying amounts, annually and whenever there is an indication that they may be impaired. For the three months ended March 31, 2018 and 2019, there was no impairment loss recognized.

Computer software is amortized on a straight-line basis over the estimated useful life of 3 years.

10.	INTANGIBLE ASSETS

The carrying amounts of each class of intangible assets were as follows:

	December 31
	2017	2018
Licenses	$73,400	$23,073,400
Computer software	10,652	7,192

	$84,052	$23,080,592

For the year ended December 31, 2017

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2017	$73,400	$31,331	$104,731
Additions	—	8,844	8,844

Balance at December 31, 2017	$73,400	$40,175	$113,575

Accumulated amortization
Balance at January 1, 2017	$—	$20,465	$20,465
Amortization expenses	—	9,058	9,058

Balance at December 31, 2017	$—	$29,523	$29,523

For the year ended December 31, 2018

	Licenses	Computer Software	Total
Cost
Balance at January 1, 2018	$73,400	$40,175	$113,575
Additions	23,000,000	2,895	23,002,895

Balance at December 31, 2018	$23,073,400	$43,070	$23,116,470

Accumulated amortization
Balance at January 1, 2018	$—	$29,523	$29,523
Amortization expenses	—	6,355	6,355

Balance at December 31, 2018	$—	$35,878	$35,878

The intangible assets, namely licenses, include the acquisitions in August 2016 of ASLAN005 from Exploit Technologies Pte. Ltd. and in January 2018 of exclusive and worldwide rights to develop, manufacture and commercialize varlitinib from Array Biopharma Inc., respectively. The information related to these license agreements is further disclosed in Note 15.

As of December 31, 2017 and 2018, the aforementioned intangible assets were not amortized since they were not yet available for use. Instead they would be tested for impairment, by comparing the recoverable amounts with the carrying amounts, annually and whenever there is an indication that they may be impaired. For the years ended December 31, 2017 and 2018, there was no impairment loss recognized.

Computer software is amortized on a straight-line basis over the estimated useful life of 3 years.